other comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	$ (261)	$ (160)
Total, amount arising	91	(144)
Total, income taxes	40	(43)
Total, net	51	(101)
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	(210)	(261)
Cumulative foreign currency translation adjustment, accumulated balance, beginning of period	169	36
Cumulative foreign currency translation adjustment, amount arising	(19)	133
Cumulative foreign currency translation adjustment, net	(19)	133
Cumulative foreign currency translation adjustment, accumulated balance, end of period	150	169
Item never reclassified to income
Change in measurement of investment financial assets, accumulated balance, beginning of period	58	78
Unrealized gains (losses), amount arising	1	(14)
Unrealized gains (losses), income taxes		(2)
Realized gains (losses), amount arising	7	(10)
Realized gains (losses), income taxes	2	(2)
Gains (losses) from change in measurement of investment financial assets, amount arising	8	(24)
Gains (losses) from change in measurement of investment financial assets, income taxes	2	(4)
Gains (losses) from change in measurement of investment financial assets, net	6	(20)
Change in measurement of investment financial assets, accumulated balance, end of period	64	58
Accumulated other comprehensive income (loss), beginning of period	(34)	(46)
Accumulated other comprehensive income (loss), amount arising	80	(35)
Accumulated other comprehensive income (loss), income taxes	42	(47)
Accumulated other comprehensive income (loss), net	38	12
Accumulated other comprehensive income (loss), end of period	4	(34)
Employee defined benefit plan re-measurements, amount arising	22	7
Employee defined benefit plan re-measurements, income taxes	6	2
Employee defined benefit plan re-measurements, net	16	5
Other comprehensive income (loss), amount arising	102	(28)
Other comprehensive income (loss), income taxes	48	(45)
Total	54	17
Currency risk
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	(260)	(158)
Unrealized gains (losses) arising, amount arising	(199)	355
Unrealized gains (losses) arising, income taxes	(4)	32
Realized (gains) losses reclassified to net income, amount arising	283	(501)
Realized (gains) losses reclassified to net income, income taxes	42	(76)
Total, amount arising	84	(146)
Total, income taxes	38	(44)
Total, net	46	(102)
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	(214)	(260)
Other market risk
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	(1)	(2)
Unrealized gains (losses) arising, amount arising	10	6
Unrealized gains (losses) arising, income taxes	3	2
Realized (gains) losses reclassified to net income, amount arising	(3)	(4)
Realized (gains) losses reclassified to net income, income taxes	(1)	(1)
Total, amount arising	7	2
Total, income taxes	2	1
Total, net	5	1
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	4	(1)
Common Shares
Item never reclassified to income
Accumulated other comprehensive income (loss), beginning of period	(105)	(44)
Accumulated other comprehensive income (loss), end of period	4	(105)
Total	65	(56)
Non-controlling interests
Item never reclassified to income
Accumulated other comprehensive income (loss), beginning of period	71	(2)
Accumulated other comprehensive income (loss), end of period		71
Total	$ (11)	$ 73